Income Taxes - Components of Provision for Income Taxes (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income (loss) before income taxes:
Domestic					$ 176,494	$ 119,974	$ 94,349
International					5	1,658	(1,510)
Income before Income Taxes	$ 17,426	$ 47,834	$ 57,266	$ 110,100	176,499	121,632	92,839
Current provision:
Federal					51,144	37,639	35,327
International					46	56	17
State and local					1,753	682	1,049
Total current provision for income taxes					52,943	38,377	36,393
Deferred provision (benefit):
Federal					11,363	5,122	(2,399)
State and local					522	95	(27)
Total deferred provision (benefit) for income taxes					11,885	5,217	(2,426)
Total provision for income taxes	$ 6,562	$ 17,205	$ 21,872	$ 39,416	$ 64,828	$ 43,594	$ 33,967